Other liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other liabilities

8. Other liabilities

TransUnion Holding

Other liabilities consisted of the following:

(in millions)	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
Deferred income taxes	$649.7	$657.5
Retirement benefits	10.2	10.0
Unrecognized tax benefits	5.0	4.9
Other	6.8	7.0

Total other liabilities	$671.7	$679.4

TransUnion Corp

Other liabilities consisted of the following:

(in millions)	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
Deferred income taxes	$639.0	$645.8
Retirement benefits	10.2	10.0
Unrecognized tax benefits	4.9	4.8
Other	6.7	6.8

Total other liabilities	$660.8	$667.4

12. Other Liabilities

TransUnion Holding

Other liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income taxes	$657.5
Retirement benefits	10.0
Unrecognized tax benefits	4.9
Other	7.0

Total other liabilities	$679.4

Deferred income taxes consist primarily of the liability resulting from purchase accounting fair value adjustments recorded for financial statement purposes but not for tax purposes due to the 2012 Change in Control Transaction, and taxes accrued under ASC 740-30 on unremitted foreign earnings as further discussed in Note 14, “Income Taxes.”

TransUnion Corp.

Other liabilities of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Deferred income taxes	$645.8	$39.9
Retirement benefits	10.0	9.6
Unrecognized tax benefits	4.8	3.2
Other	6.8	0.6

Total other liabilities	$667.4	$53.3

Deferred income taxes increased $605.9 million from December 31, 2011, primarily due to the tax effect of purchase accounting fair value adjustments recorded for financial statement purposes but not for tax purposes as a result of the 2012 Change in Control Transaction and taxes accrued under ASC 740-30 on unremitted foreign earnings as further discussed in Note 14, “Income Taxes.”